Net Loss Per Share	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE

Note 7 NET LOSS PER SHARE

Basic and diluted net loss per share of Class A and Class B common stock was calculated as follows for the six months ended June 30, 2022 and June 30, 2021, respectively (shares in thousands):

	Six Months Ended June 30, 2022
	Class A	Class B
Allocation of undistributed earnings	$(4,396)	$(31,510)
Weighted average number of shares outstanding, basic and diluted	279	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(15.76)	$(15.76)

	Six Months Ended June 30, 2021
	Class A	Class B
Allocation of undistributed earnings	$(41)	$(10,332)
Weighted average number of shares outstanding, basic and diluted	8	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(5.17)	$(5.17)

The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in thousands):

	Six Months Ended June 30,
	2022	2021
Series A preferred stock	8,000	8,000
2021 Bridge Debentures	6,596	3,272
2022 Bridge Debentures	6,899	—
Total warrants	3,281	3,535
Total stock options	5,106	4,448
Total antidilutive shares	29,882	19,255

Note 10 NET LOSS PER SHARE

The Business Combination was accounted for as a reverse recapitalization by which FOXO Technologies Operating Company issued equity for the net assets of Delwinds accompanied by a recapitalization. Earnings per share has been recast for all historical periods to reflect the Company’s capital structure for all comparative periods.

The Company excluded the effect of the 9,175,000 Management Contingent Shares outstanding as of September 30, 2022 from the computation of basic net loss per share in three and nine months ended September 30, 2022, as the conditions to trigger the vesting of the Management Contingent Shares had not been satisfied as of September 30, 2022.

The Company excluded the effect of the Public Warrants, the Private Placement Warrants, the Assumed Options, and Assumed Warrants from the computation of diluted net loss per share in the three and nine months ended September 30, 2022 as their inclusion would have been anti-dilutive because the Company was in a loss position for such periods. The Assumed Options, the Assumed Warrants, and the 2021 Bridge Debentures were excluded from the three and nine months ended September 30, 2021 as their inclusion would have been anti-dilutive. For the three and nine months ended September 30, 2022, the 2021 Bridge Debentures and 2022 Bridge Debentures were included in basic and diluted net loss per share from the date of closing as the Bridge Debentures were converted into FOXO Class A Common Stock and subsequently exchanged for the Company’s Class A Common Stock upon completion of the Business Combination.

The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of shares outstanding during the respective periods:

	Three Months Ended September 30, 2022	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2022	Nine Months Ended September 30, 2021
Net loss available to common shares	$(11,277)	$(27,241)	$(47,183)	$(37,614)
Basic and diluted weighted average number of Class A Common Stock	6,122	5,826	5,975	5,817
Basic and diluted net loss available to Class A Common Stock	$(1.84)	$(4.68)	$(7.90)	$(6.47)

The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in thousands):

	As of September 30,
	2022	2021
Series A preferred stock	-	4,646,698
2021 Bridge Debentures	-	6,759,642
2022 Bridge Debentures	-	7,810,509
Public and private warrants	10,378,750	-
Assumed warrants	1,905,853	1,905,853
Assumed options	2,965,500	2,965,500
Total antidilutive shares	15,250,103	24,088,202

Note 10 NET LOSS PER SHARE

Basic and diluted net loss per Class A and B common stock was calculated as follows for the year ended December 31, 2021 (shares in thousands):

	2021
	Class A	Class B
Allocation of undistributed earnings	$(368)	$(38,120)
Weighted average number of shares outstanding, basic and diluted	19	2,000
Basic and diluted net loss per share of Class A and Class B common stock	$(19.06)	$(19.06)

In 2020, the Company completed a Corporate Conversion. The rights and privileges of each unitholder were essentially unchanged as a result of the Corporate Conversion. The Corporate Conversion has been shown retrospectively to show the share count on a comparable basis for the periods presented. No Class A common stock was outstanding until the second quarter of 2021 and is therefore not included below (shares in thousands).

2020
Net loss	$(8,653)
Weighted average number of Class B common shares outstanding, basic and diluted	2,000
Basic and diluted net loss per share of Class B common stock	$(4.33)

The following Class A common stock equivalents have been excluded from the computation of diluted net loss per common share as the effect would be antidilutive and reduce the net loss per common stock (shares in thousands):

	2021	2020
Series A preferred stock	8,000	8,000
Convertible debentures	3,272	—
Total warrants	3,535	—
Total stock options	4,877	—
Total antidilutive shares	19,684	8,000